Discontinued Operations - Additional Information (Detail) - USD ($) $ in Millions	Jan. 30, 2018	Jun. 30, 2018	Dec. 31, 2017
Disclosure of non-adjusting events after reporting period [Line Items]
Accumulated other comprehensive loss		$ (3,864)	$ (3,673)
Bottom of range [member] | Disposal Groups Classified as Held for Sale [Member] | Foreign currency translation adjustments [member]
Disclosure of non-adjusting events after reporting period [Line Items]
Accumulated other comprehensive loss		(2,500)
Top of range [member] | Disposal Groups Classified as Held for Sale [Member] | Foreign currency translation adjustments [member]
Disclosure of non-adjusting events after reporting period [Line Items]
Accumulated other comprehensive loss		$ (3,100)
Financial & risk [member]
Disclosure of non-adjusting events after reporting period [Line Items]
Stake to be sold	55.00%
Stake to be retained	45.00%
Expected gross proceeds from sale of stock	$ 17,000